Interim Condensed Consolidated Statements of Cash Flows (unaudited) - CAD ($) $ in Millions	3 Months Ended		9 Months Ended
	Jul. 31, 2026	Jul. 31, 2025	Jul. 31, 2026	Jul. 31, 2025
Cash flows from operating activities
Net income	$ 6,024	$ 5,414	$ 17,318	$ 14,935
Adjustments for non-cash items and others
Provision for credit losses	1,000	881	3,002	3,355
Depreciation	339	318	993	962
Deferred income taxes	32	127	29	(105)
Amortization and impairment of other intangibles	401	450	1,179	1,360
(Income) loss from joint ventures and associates	(27)	(25)	(88)	(60)
Losses (gains) on investment securities	(29)	(18)	(212)	(118)
Adjustments for net changes in operating assets and liabilities
Insurance contract liabilities	1,079	(17)	1,111	1,159
Net change in accrued interest receivable and payable	169	(1,271)	391	(1,927)
Current income taxes	243	(206)	3,284	(60)
Derivative assets	(11,641)	33,188	14,820	(4,411)
Derivative liabilities	10,411	(35,482)	(16,915)	(4,901)
Trading securities	(15,609)	(15,017)	(33,143)	(20,854)
Loans	(30,689)	(18,835)	(66,644)	(47,070)
Assets purchased under reverse repurchase agreements and securities borrowed	2,337	36,095	(4,355)	84,971
Obligations related to assets sold under repurchase agreements and securities loaned	12,231	(15,039)	35,669	(39,034)
Obligations related to securities sold short	1,933	249	9,514	11,786
Deposits	63,027	34,691	128,957	71,946
Brokers and dealers receivable and payable	(1,474)	2,965	1,443	2,876
Other	(4,657)	532	(2,078)	(4,805)
Net cash from (used in) operating activities	35,100	29,000	94,275	70,005
Cash flows from investing activities
Change in interest-bearing deposits with banks	(16,288)	(6,854)	(70)	(6,804)
Proceeds from sales and maturities of investment securities	94,088	49,363	246,193	159,481
Purchases of investment securities	(104,659)	(79,950)	(298,268)	(236,975)
Net acquisitions of premises and equipment and other intangibles	(743)	(530)	(1,799)	(1,694)
Cash used in acquisitions, net of cash acquired	0		(11)
Net cash from (used in) investing activities	(27,602)	(37,971)	(53,955)	(85,992)
Cash flows from financing activities
Issuance of subordinated debentures		1,491	1,750	2,991
Repayment of subordinated debentures		(1,250)	(2,035)	(2,750)
Issue of common shares, net of issuance costs	74	20	140	54
Common shares purchased for cancellation	(1,603)	(955)	(4,236)	(1,781)
Issue of preferred shares and other equity instruments, net of issuance costs		1,698	1,351	3,084
Redemption of preferred shares and other equity instruments		(600)	(1,850)	(600)
Sales of treasury shares and other equity instruments	4,099	3,221	10,045	7,359
Purchases of treasury shares and other equity instruments	(4,114)	(3,082)	(10,200)	(7,378)
Dividends paid on shares and distributions paid on other equity instruments	(2,414)	(2,199)	(7,144)	(6,510)
Dividends/distributions paid to non-controlling interests	(3)	(12)	(17)	(26)
Change in short-term borrowings of subsidiaries	415	(2,068)	(351)
Repayment of lease liabilities	(168)	(168)	(370)	(493)
Net cash from (used in) financing activities	(3,714)	(3,904)	(12,917)	(6,050)
Effect of exchange rate changes on cash and due from banks	1,009	(819)	(287)	241
Net change in cash and due from banks	4,793	(13,694)	27,116	(21,796)
Cash and due from banks at beginning of period	59,347	48,621	37,024	56,723
Cash and due from banks at end of period	64,140	34,927	64,140	34,927
Cash flows from operating activities include:
Amount of interest paid	17,425	17,891	50,295	53,735
Amount of interest received	26,029	24,585	75,668	74,901
Amount of dividends received	922	988	2,870	3,038
Amount of income taxes paid (refunded)	$ 1,099	$ 1,203	$ 1,996	$ 3,913